united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 11/30

Date of reporting period: 2/29/20

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2020

Shares		Value
	COMMON STOCKS - 98.0%
	AEROSPACE & DEFENSE - 0.4%
2,500	Harris Corp.	$494,325

	APPAREL & TEXTILE PRODUCTS - 1.2%
13,486	Capri Holdings Ltd.*	348,209
6,400	Cie Financiere Richemont SA	432,419
1,800	Swatch Group AG	412,645
5,000	VF Corp. ^	360,000
		1,553,273
	ASSET MANAGEMENT - 2.0%
10,900	E*TRADE Financial Corp.	499,002
19,100	Franklin Resources, Inc.	415,616
4,712	Groupe Bruxelles Lambert SA	423,802
27,560	Invesco Ltd.	396,864
159,100	Melrose Industries PLC	425,540
600	Partners Group Holding AG	515,109
		2,675,933
	AUTOMOTIVE - 1.2%
11,400	BorgWarner, Inc.	360,240
4,210	Cie Generale des Etablissements Michelin	445,060
17,500	Nokian Renkaat OYJ	453,276
14,100	Valeo SA	352,820
		1,611,396
	BANKING - 4.5%
60,830	Bank Hapoalim	475,120
70,100	Bank Leumi Le-Israel	454,965
82,800	Commerzbank AG *	473,949
8,900	Commonwealth Bank of Australia	469,276
34,600	Credit Agricole SA	410,849
31,400	Danske Bank A/S	483,013
86,200	Investec PLC	431,715
6,700	KBC Group NV	441,724
5,200	Macquarie Group Ltd.	452,045
4,900	mBank SA *	370,355
304,640	Metropolitan Bank & Trust Co.	334,970
111,790	Natixis SA	450,292
29,600	People’s United Financial, Inc.	414,104
19,910	Raiffeisen Bank International AG *	408,425
		6,070,802
	BIOTECHNOLOGY & PHARMACEUTICAL - 2.2%
4,610	Alexion Pharmaceuticals, Inc. *	433,478
5,800	BioMarin Pharmaceutical, Inc. *	524,146
5,500	Incyte Corp. *	414,755
1,300	Regeneron Pharmaceuticals, Inc. *	577,941
4,300	Seattle Genetics, Inc. *	489,598
2,300	Vertex Pharmaceuticals, Inc. *	515,269
		2,955,187

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Shares		Value
	CHEMICALS - 5.6%
1,716,640	AKR Corporindo Tbk PT	$317,065
5,014	Akzo Nobel NV	397,375
4,700	Arkema SA	439,141
3,700	Avery Dennison Corp.	423,613
9,200	Brenntag AG	408,373
10,400	CF Industries Holdings, Inc.	383,344
7,500	Croda International PLC	436,262
6,300	Eastman Chemical Co.	387,513
4,900	FMC Corp.	456,190
200	Givaudan SA	621,106
12,200	Imerys SA	470,110
105,300	Israel Chemicals Ltd.	389,966
12,390	Johnson Matthey PLC	397,385
40,300	K+S AG	327,137
5,301	LyondellBasell Industries NV	378,809
22,970	Mosaic Co.	391,179
3,700	PPG Industries, Inc.	386,465
900	Sherwin-Williams Co.	465,075
		7,476,108
	COMMERCIAL SERVICES - 2.0%
19,005	Bureau Veritas SA	460,317
1,900	Cintas Corp.	506,806
9,600	Edenred	497,413
179,300	G4S PLC	391,968
6,591	Intertek Group PLC	443,665
8,200	Randstad Holding NV	420,731
		2,720,900
	CONSTRUCTION MATERIALS - 1.3%
23,085	ACC Ltd.	422,515
25,300	James Hardie Industries PLC - ADR	460,493
9,214	LafargeHolcim Ltd.	425,598
1,800	Martin Marietta Materials, Inc.	409,554
		1,718,160
	CONSUMER PRODUCTS - 2.0%
15,065	Associated British Foods PLC	433,919
4,800	JM Smucker Co.	494,352
48,545	Natura Cosmeticos SA	484,950
50,400	Orkla ASA	421,534
64,630	Pioneer Foods Group Ltd.	447,683
364,990	Sime Darby Plantation Berhad *	429,502
		2,711,940
	CONSUMER SERVICES - 0.3%
172,805	Cogna Educacao	379,955

	CONTAINERS & PACKAGING - 1.6%
45,800	Amcor Ltd. - ADR	425,816
7,600	Ball Corp.	535,496
60,250	Brambles Ltd.	464,600

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Shares		Value
	CONTAINERS & PACKAGING (continued) - 1.6%
10,710	International Paper Co.	$395,842
12,400	Sealed Air Corp.	375,844
		2,197,598
	DISTRIBUTORS - CONSUMER STAPLES - 0.3%
5,910	Sysco Corp.	393,902

	DISTRIBUTORS - DISCRETIONARY - 0.3%
17,900	Bunzl PLC	427,551

	ELECTRICAL EQUIPMENT - 3.1%
20,700	ABB Ltd.	445,030
4,000	Allegion PLC	459,960
5,110	AMETEK, Inc.	439,460
5,300	Eaton Corp PLC	480,816
12,100	Johnson Controls International PLC	442,497
7,600	Kone OYJ	425,759
20,400	Prysmian SpA	479,091
1,400	Roper Technologies, Inc.	492,380
2,000	Schindler Holding AG	443,205
		4,108,198
	ENGINEERING & CONSTRUCTION SERVICES - 1.6%
19,800	Boskalis Westminster	430,528
27,000	Fluor Corp.	251,640
5,600	Jacobs Engineering Group, Inc.	517,104
39,250	LendLease Group	446,153
4,600	Vinci SA	459,710
		2,105,135
	FOREST & PAPER PRODUCTS - 0.3%
14,400	UPM-Kymmene OYJ	438,624

	GAMING, LODGING & RESTAURANTS - 0.3%
7,900	Whitbread PLC	392,931

	HARDWARE - 1.6%
2,400	Arista Networks, Inc.*	463,488
20,500	Juniper Networks, Inc.	435,010
8,400	Seagate Technology PLC	402,780
55,180	Telefonaktiebolaget LM Ericsson	436,427
8,000	Western Digital Corp.	444,480
		2,182,185
	HEALTH CARE FACILITIES & SERVICES - 1.4%
5,800	AmerisourceBergen Corp.	489,056
6,700	DaVita, Inc. *	520,054
3,400	HCA Healthcare, Inc.	431,834
9,700	Ramsay Health Care Ltd.	425,340
		1,866,284

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Shares		Value
	HOME & OFFICE PRODUCTS - 2.8%
9,400	DR Horton, Inc.	$500,738
900	Geberit AG	445,374
9,800	Leggett & Platt, Inc. ^	388,668
8,800	Lennar Corp. - Class A ^	530,992
3,700	Mohawk Industries, Inc. *	448,255
14,700	Persimmon PLC	533,060
3,000	Snap-on, Inc. ^	434,250
3,000	Stanley Black & Decker, Inc.	431,100
		3,712,437
	INDUSTRIAL SERVICES - 0.7%
13,500	Fastenal Co.	461,970
37,600	Rexel SA	458,449
		920,419
	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
5,400	Intercontinental Exchange, Inc.	481,788
5,100	London Stock Exchange Group PLC	493,518
4,700	Nasdaq, Inc.	481,985
		1,457,291
	INSURANCE - 3.3%
3,900	Assurant, Inc.	470,301
4,800	Cincinnati Financial Corp. ^	447,552
121,000	Direct Line Insurance Group PLC	474,479
24,100	Gjensidige Forsikring ASA	480,891
91,900	Insurance Australia Group Ltd.	378,031
124,500	Legal & General Group PLC	413,462
55,300	QBE Insurance Group Ltd.	484,547
68,100	RSA Insurance Group PLC	451,274
11,500	Sampo OYJ	465,875
17,100	Unum Group	398,601
		4,465,013
	IRON & STEEL - 1.8%
17,700	Anglo American PLC	405,094
21,610	BHP Billiton PLC	391,513
66,100	Fortescue Metals Group Ltd.	429,589
8,800	Nucor Corp.	363,880
8,500	Rio Tinto PLC	391,723
72,960	Tata Steel Ltd.	385,942
		2,367,741
	MACHINERY - 3.4%
19,400	Alfa Laval AB	432,418
2,900	Deere & Co.	453,792
4,300	Dover Corp.	441,782
9,890	Flowserve Corp. ^	397,479
2,800	Illinois Tool Works, Inc.	469,784
31,900	IMI PLC	409,904
2,400	Parker-Hannifin Corp.	443,448
25,300	Sandvik AB	413,355

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Shares		Value
	MACHINERY (continued) - 3.4%
57,285	WEG SA	$543,437
6,300	Xylem, Inc. ^	487,242
		4,492,641
	MEDIA - 0.7%
3,000	Naspers Ltd.	454,046
14,500	Trip.com Group Limited * - ADR	440,220
		894,266
	MEDICAL EQUIPMENT & DEVICES - 4.7%
5,800	Agilent Technologies, Inc.	447,006
4,000	Coloplast A/S	531,989
15,900	Demant A/S*	482,622
8,700	Dentsply Sirona, Inc.	428,388
2,100	Edwards Lifesciences Corp. *	430,164
3,200	Essilor International SA	432,702
1,900	IDEXX Laboratories, Inc. *	483,569
1,500	Illumina, Inc. *	398,505
800	Intuitive Surgical, Inc. *	427,168
600	Mettler-Toledo International, Inc.*	421,020
20,500	Smith & Nephew PLC	455,351
3,500	Varian Medical Systems, Inc.*	430,395
2,100	Waters Corp. * ^	409,269
3,300	Zimmer Biomet Holdings, Inc.	449,295
		6,227,443
	METALS & MINING - 2.5%
40,903	Antofagasta PLC	392,886
19,000	Boliden AB	388,815
38,400	Freeport-McMoRan, Inc.	382,464
64,100	Fresnillo PLC	494,361
176,900	Grupo Mexico SAB de CV	415,610
24,700	Newcrest Mining Ltd.	418,836
11,800	Newmont Mining Corp.	526,634
136,000	Norsk Hydro ASA	382,795
		3,402,401
	OIL, GAS & COAL - 7.4%
4,408,800	Adaro Energy Tbk PT *	354,916
19,100	Apache Corp.	475,972
28,600	Cabot Oil & Gas Corp.	398,398
21,100	Caltex Australia Ltd.	444,858
7,700	ConocoPhillips	372,834
27,930	Cosan SA Industria e Comercio	449,626
18,580	Devon Energy Corp.	301,739
32,100	Eni SpA	393,434
5,890	EOG Resources, Inc.	372,601
46,200	EQT Corp.	271,194
20,620	Halliburton Co.	349,715
11,320	Helmerich & Payne, Inc.	417,595
23,600	Kinder Morgan, Inc.	452,412

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Shares		Value
	OIL, GAS & COAL (continued) - 7.4%
9,090	Koninklijke Vopak NV	$430,849
36,600	Marathon Oil Corp.	303,048
8,310	Marathon Petroleum Corp.	394,060
20,000	National Oilwell Varco, Inc.	374,200
20,300	Noble Energy, Inc.	321,349
12,500	Occidental Petroleum Corp.	409,250
6,600	ONEOK, Inc.	440,352
63,460	Petroleo Brasileiro SA *	352,348
4,400	Phillips 66	329,384
3,300	Pioneer Natural Resources Co.	405,174
23,600	TechnipFMC PLC	350,224
5,200	Valero Energy Corp. ^	344,500
20,900	Williams Cos, Inc.	398,145
		9,908,177
	PASSENGER TRANSPORTATION - 0.8%
1,139,620	AirAsia Bhd	270,373
27,100	easyJet PLC	380,936
5,800	Ryanair Holdings PLC - ADR	415,744
		1,067,053
	REAL ESTATE - 7.0%
2,200	American Tower Corp.	498,960
9,800	Apartment Investment & Management Co.	468,832
2,400	AvalonBay Communities, Inc.	481,416
26,080	Ayala Corp.	338,951
429,360	Ayala Land, Inc.	328,495
3,700	Boston Properties, Inc.	477,078
62,000	British Land Co PLC	396,755
4,463	COVIVIO	470,629
3,600	Crown Castle International Corp.	515,844
900	Equinix, Inc.	515,520
6,200	Equity Residential	465,620
1,700	Essex Property Trust, Inc.	481,712
52,600	Goodman Group	508,030
123,400	GPT Group	459,869
126,100	Hammerson PLC	335,987
14,380	Healthpeak Properties, Inc.	454,983
39,700	Land Securities Group PLC	423,216
18,900	Macerich Co. ^	385,938
5,700	Prologis, Inc.	480,396
2,400	Public Storage	501,888
3,400	Simon Property Group, Inc.	418,472
		9,408,591
	RENEWABLE ENERGY - 0.4%
5,000	Vestas Wind Systems A/S	477,279

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Shares		Value
	RETAIL - CONSUMER STAPLES - 1.7%
1,700	Costco Wholesale Corp.	$477,938
5,400	Dollar Tree, Inc. *	448,362
164,200	J Sainsbury PLC	410,552
190,200	Wm Morrison Supermarkets PLC	416,039
19,300	Woolworths Ltd.	482,815
		2,235,706
	RETAIL - DISCRETIONARY - 4.2%
3,100	Advance Auto Parts, Inc.	412,238
400	AutoZone, Inc. * ^	413,004
5,600	CarMax, Inc. *	488,936
4,810	Genuine Parts Co.	419,625
176,737	Kingfisher PLC	427,451
9,800	Kohl’s Corp.	383,670
4,200	Lowe’s Cos, Inc.	447,594
177,900	Marks & Spencer Group PLC	359,935
5,400	Next PLC	419,501
1,100	O’Reilly Automotive, Inc. *	405,592
11,600	Pandora A/S	517,837
4,300	Ross Stores, Inc.	467,754
5,300	Tractor Supply Co.	469,103
		5,632,240
	SEMICONDUCTORS - 4.2%
4,199	Analog Devices, Inc. ^	457,901
1,700	ASML Holding NV	463,293
1,600	Broadcom Ltd.	436,192
2,800	KLA-Tencor Corp.	430,388
1,700	Lam Research Corp.	498,831
8,100	Maxim Integrated Products, Inc.	450,522
4,800	Microchip Technology, Inc. ^	435,408
9,000	Micron Technology, Inc. *	473,040
2,100	NVIDIA Corp.	567,147
3,900	NXP Semiconductors NV	443,391
18,300	STMicroelectronics NV - ADR ^	501,420
5,100	Xilinx, Inc.	425,799
		5,583,332
	SOFTWARE - 2.6%
4,100	Atlassian Corp. PLC *	594,336
6,800	Cerner Corp. * ^	471,036
50,800	Sage Group PLC	442,399
1,800	ServiceNow, Inc.*	586,962
3,300	Splunk, Inc. *	486,189
28,595	Totvs SA	445,564
3,500	Veeva Systems, Inc.*	496,895
		3,523,381

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Shares		Value
	SPECIALTY FINANCE - 1.7%
3,600	Fidelity National Information	$502,992
4,410	Fiserv, Inc. *	482,278
1,700	FleetCor Technologies, Inc.*	451,843
13,965	Housing Development Finance Corp.	421,025
18,400	Western Union Co. ^	411,976
		2,270,114
	TECHNOLOGY SERVICES - 2.1%
8,000	Cognizant Technology Solutions	487,440
14,470	Experian PLC	478,883
46,075	Infosys Ltd.	467,150
5,900	Paychex, Inc.	457,132
15,295	Tata Consultancy Services Ltd.	423,907
3,300	Verisk Analytics, Inc.	511,863
		2,826,375
	TELECOMMUNICATIONS - 1.0%
12,200	China Telecom Corp. Ltd. - ADR	462,014
30,200	Eutelsat Communications SA	406,040
49,500	Mobile TeleSystems PJSC - ADR	480,150
		1,348,204
	TRANSPORTATION & LOGISTICS - 3.8%
2,500	Aeroports de Paris	367,432
62,200	Babcock International Group PLC	352,353
6,400	CH Robinson Worldwide, Inc. ^	440,960
6,500	Expeditors International of Washington, Inc. ^	457,730
6,000	Fraport AG Frankfurt Airport	375,275
26,800	Grupo Aeroportuario del Sureste	443,700
4,300	JB Hunt Transport Services, Inc.	414,692
3,300	Kansas City Southern	497,244
3,000	Kuehne + Nagel International AG	435,611
2,600	Norfolk Southern Corp.	474,110
164,900	Royal Mail PLC	342,164
2,763	Union Pacific Corp.	441,555
		5,042,826
	TRANSPORTATION EQUIPMENT - 0.6%
6,300	PACCAR, Inc.	421,470
29,400	Volvo AB	451,533
		873,003
	UTILITIES - 6.0%
390,160	Aboitiz Equity Ventures, Inc.	326,441
25,300	AES Corp.	423,269
34,200	AGL Energy Ltd.	422,046
18,600	CenterPoint Energy, Inc.	428,172
32,205	Cia de Saneamento Basico do Estado de Sao Paulo *	416,442
141,265	Cia Energetica de Minas Gerais	431,781
8,000	CMS Energy Corp.	483,360
6,100	Dominion Energy, Inc.	476,898
4,200	Entergy Corp.	491,022
5,900	Eversource Energy	510,114

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Shares		Value
	UTILITIES (continued) - 6.0%
10,300	FirstEnergy Corp.	$458,659
18,200	NiSource, Inc.	491,764
293,265	NTPC Ltd.	432,984
83,700	Origin Energy Ltd.	376,680
5,600	Pinnacle West Capital Corp.	501,144
14,000	PPL Corp.	420,140
5,400	WEC Energy Group, Inc.	498,582
7,900	Xcel Energy, Inc.	492,328
		8,081,826
	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 0.3%
10,900	Pentair PLC	429,351

	TOTAL COMMON STOCKS (Cost $135,373,868)	131,127,497

	COLLATERAL FOR SECURITIES LOANED - 4.6% ^^
	MONEY MARKET FUNDS - 4.6%
1,225,152	Fidelity Government Portfolio - Institutional Class, to yield 1.48% +	1,225,152
4,900,607	Goldman Sachs Financial Square Prime Obligations Fund - Institutional Class, to yield 1.67% +	4,900,607
	TOTAL MONEY MARKET FUNDS (Cost $6,125,759)	6,125,759

	TOTAL INVESTMENTS - 102.6% (Cost $141,499,627)	$137,253,256
	LIABILITIES IN EXCESS OF OTHER ASSETS - 2.6%	(3,509,216)
	NET ASSETS - 100.0%	$133,744,040

*	Non-Income producing security.

^	All or a portion of this security is segregated as collateral for securities on loan as of February 29, 2020. The total value of securities on loan as of February 29, 2020 is $6,000,285.

^^	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as February 29, 2020 is $6,125,759.

+	Money market fund; interest rate reflects seven-day effective yield on February 29, 2020.

AB - Aktiebolag

ADR - American Depositary Receipt

AG - Aktiengesellschaft

ASA - Allmennaksjeselskap

A/S - Aktieselskab

NV - Naamloze vennootschap

OYJ - Osakeyhtiö

PLC - Public Limited Company

PT - Perseroan Terbatas

SA - Société anonyme

SAB de CV - Sociedad Anonima Bursatil de Capital Variable

SpA - Societa per azioni

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Securities traded on a foreign exchange which has not closed by the Valuation Time or for which the official closing prices are not available at the time the NAV is determined will be valued using alternative market prices provided by a pricing service.

Securities Lending – Under an agreement (the “Securities Lending Agreement”) with the Brown Bothers Harriman & Co. (“BBH”), the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Fund’s security lending procedures. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 29, 2020 for the Fund’s assets and liabilities measured at fair value:

Inspire Global Hope ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$131,127,497	$—	$—	$131,127,497
Money Market Funds	6,125,759	—	—	6,125,759
Total	$137,253,256	$—	$—	$137,253,256

The Fund did not hold any Level 3 securities during the period.

Aggregate Unrealized Appreciation and Depreciation – Tax Basis

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$142,416,084	$11,806,074	$(16,968,902)	$(5,162,828)

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2020

Shares		Value
	COMMON STOCKS - 98.7%
	AEROSPACE & DEFENSE - 1.2%
3,726	AAR Corp. ^	$128,733
4,209	Aerojet Rocketdyne Holdings, Inc.*	207,420
2,964	Aerovironment, Inc.*	152,320
2,691	Axon Enterprise, Inc.* ^	208,203
3,105	Barnes Group, Inc. ^	166,739
2,208	Moog, Inc.	170,281
		1,033,696
	APPAREL & TEXTILE PRODUCTS - 0.7%
4,830	Crocs, Inc.*	126,401
2,484	Oxford Industries, Inc. ^	150,009
4,416	Steven Madden Ltd. ^	144,403
5,658	Wolverine World Wide, Inc.	148,749
		569,562
	ASSET MANAGEMENT - 1.7%
6,360	Artisan Partners Asset Management, Inc.	181,769
7,590	Blucora, Inc. *	132,066
3,036	Cohen & Steers, Inc.	190,205
5,649	Federated Investors, Inc. ^	162,974
8,268	Kennedy-Wilson Holdings, Inc.	167,096
5,244	Legg Mason, Inc.	261,256
3,160	Stifel Financial Corp.	172,030
11,523	Waddell & Reed Financial, Inc.	158,556
		1,425,952
	AUTOMOTIVE - 1.7%
18,009	American Axle & Manufacturing Holdings, Inc. *	113,997
6,762	Cooper Tire & Rubber Co.	172,363
5,796	Cooper-Standard Holdings, Inc. *	100,155
10,488	Dana, Inc.	150,817
2,553	Dorman Products, Inc. * ^	154,814
4,494	Gentherm, Inc.*	183,265
4,899	Methode Electronics, Inc.	150,203
3,588	Standard Motor Products, Inc.	157,872
14,127	Tenneco, Inc.	129,545
2,208	Visteon Corp. *	143,608
		1,456,639
	BANKING - 8.4%
4,629	Ameris Bancorp	158,219
4,821	Atlantic Union Bankshares Corp.	143,377
6,561	Axos Financial, Inc.*	163,435
6,222	BancorpSouth Bank	152,252
2,142	Bank of Hawaii Corp.	159,408
3,240	Banner Corp.	147,874
11,523	Brookline Bancorp, Inc.	159,824
13,014	Capitol Federal Financial, Inc.	158,836
5,146	Cathay General Bancorp	158,394

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Shares		Value
	BANKING (continued) - 8.4%
2,346	City Holding Co.	$164,032
4,692	Columbia Banking System, Inc.	155,774
2,691	Community Bank System, Inc.	163,640
8,472	CVB Financial Corp. ^	157,071
18,447	First BanCorp/Puerto Rico	146,469
7,452	First Financial Bancorp	153,511
4,516	First Interstate BancSystem, Inc.	153,815
8,349	First Midwest Bancorp, Inc. ^	151,534
11,049	Fulton Financial Corp. ^	159,658
4,209	Glacier Bancorp, Inc.	156,954
5,595	Great Western Bancorp, Inc.	150,338
4,416	Hancock Whitney Corp.	147,936
7,443	Hilltop Holdings, Inc.	155,038
9,585	Home BancShares, Inc.	160,645
12,621	Hope Bancorp, Inc.	154,102
4,632	International Bancshares Corp.	157,951
4,692	NBT Bancorp, Inc.	158,073
10,947	Northwest Bancshares, Inc.	152,054
10,422	Old National Bancorp	164,251
2,619	Prosperity Bancshares, Inc. ^	169,187
7,728	Provident Financial Services, Inc.	154,405
5,169	Renasant Corp. ^	146,438
4,905	S&T Bancorp, Inc.	161,227
5,037	ServisFirst Bancshares, Inc.	174,028
7,179	Simmons First National Corp.	153,487
5,322	Southside Bancshares, Inc.	171,475
4,140	TCF Financial Corp.	150,862
3,149	Texas Capital Bancshares, Inc.	148,255
2,211	Tompkins Financial Corp.	175,730
6,546	Towne Bank/Portsmouth VA	150,951
5,376	Trustmark Corp.	144,614
6,567	United Community Banks, Inc.	162,665
16,701	Valley National Bancorp	155,319
5,106	Washington Federal, Inc.	153,129
4,821	WesBanco, Inc.	147,571
2,901	Westamerica Bancorporation	167,736
		7,051,544
	BIOTECHNOLOGY & PHARMACEUTICAL - 4.4%
7,791	Aerie Pharmaceuticals, Inc.* ^	136,343
17,595	Clovis Oncology, Inc.* ^	132,490
10,557	Coherus Biosciences, Inc. *	204,278
3,519	Emergent BioSolutions, Inc.*	206,495
3,036	Enanta Pharmaceuticals, Inc.* ^	154,472
10,626	Halozyme Therapeutics, Inc.*	207,951
13,593	Innoviva, Inc.* ^	183,098

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Shares		Value
	BIOTECHNOLOGY & PHARMACEUTICAL (continued) - 4.4%
1,587	Intercept Pharmaceuticals, Inc.*	$145,909
14,145	Ironwood Pharmaceuticals, Inc.* ^	170,306
1,722	Ligand Pharmaceuticals, Inc.*	161,179
10,074	Momenta Pharmaceuticals, Inc.*	284,993
4,209	Pacira Pharmaceuticals, Inc.* ^	182,586
8,226	Phibro Animal Health Corp. ^	207,707
7,383	Portola Pharmaceuticals, Inc.* ^	74,642
4,830	Prestige Consumer Healthcare, Inc.* ^	180,449
23,391	Puma Biotechnology, Inc.*	251,570
9,039	Radius Health, Inc. * ^	190,361
22,356	Spectrum Pharmaceuticals, Inc.*	63,938
8,280	Supernus Pharmaceuticals, Inc.* ^	148,957
7,935	Theravance Biopharma, Inc.*	193,217
4,416	Ultragenyx Pharmaceutical, Inc.*	247,649
		3,728,590
	CHEMICALS - 3.0%
1,860	Balchem Corp.	175,696
3,999	Cabot Corp.	149,483
8,418	GCP Applied Technologies, Inc. *	163,898
3,867	HB Fuller Co. ^	151,702
1,863	Innospec, Inc.	161,224
14,727	Kronos Worldwide, Inc.	147,123
3,243	Materion Corp.	147,038
3,456	Minerals Technologies, Inc.	155,071
11,109	Olin Corp.	179,855
5,244	PolyOne Corp.	129,841
1,173	Quaker Chemical Corp. ^	184,830
2,967	Sensient Technologies Corp.	145,917
1,932	Stepan Co.	169,688
5,244	Trinseo SA	114,739
8,302	Univar, Inc. *	141,051
966	WD-40 Co.	166,625
		2,483,781
	COMMERCIAL SERVICES - 2.3%
5,040	ABM Industries, Inc.	165,917
3,318	AMN Healthcare Services, Inc.*	244,205
3,453	Brady Corp. ^	163,465
2,277	Corvel Corp.*	156,976
1,725	FTI Consulting, Inc. * ^	194,218
7,935	Healthcare Services Group, Inc.	218,530
6,486	HMS Holdings Corp. * ^	148,983
4,554	Korn/Ferry International	159,299
3,381	TriNet Group, Inc. *	178,720
966	UniFirst Corp.	179,492
2,757	Viad Corp.	138,401
		1,948,206

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Shares		Value
	CONSTRUCTION MATERIALS - 1.3%
5,391	Boise Cascade Co	$191,273
2,139	Eagle Materials, Inc.	168,831
6,555	Louisiana-Pacific Corp.	186,490
2,415	Simpson Manufacturing Co,. Inc.	191,823
7,728	Summit Materials, Inc.*	151,005
4,002	Universal Forest Products, Inc.	187,534
		1,076,956
	CONSUMER PRODUCTS - 3.2%
10,764	B&G Foods, Inc. ^	159,307
4,416	Cal-Maine Foods, Inc.	154,074
6,210	Central Garden & Pet Co. *	166,304
690	Coca-Cola Bottling Co. Consolidated ^	135,502
6,969	Darling Ingredients, Inc. *	179,103
6,210	Edgewell Personal Care Co. ^	188,536
3,795	Energizer Holdings, Inc.	163,147
5,520	Fresh Del Monte Produce, Inc.	151,358
7,521	Hain Celestial Group, Inc.*	178,473
1,104	Helen of Troy Ltd.*	181,718
2,691	Inter Parfums, Inc.	161,621
1,035	J&J Snack Foods Corp.	166,449
4,761	Nu Skin Enterprises, Inc. ^	116,740
8,625	Revlon, Inc. * ^	149,299
1,104	Sanderson Farms, Inc. ^	136,410
5,520	Tootsie Roll Industries, Inc. ^	177,082
4,002	Treehouse Foods, Inc*	152,516
		2,717,639
	CONSUMER SERVICES - 1.4%
7,935	2U, Inc. *	186,552
3,312	Aaron’s, Inc.	130,261
5,520	Adtalem Global Education, Inc. * ^	170,402
5,319	Matthews International Corp. ^	157,230
1,863	Medifast, Inc. ^	154,834
6,975	Rent-A-Center, Inc. ^	148,498
1,242	Strategic Education, Inc. ^	183,046
		1,130,823
	CONTAINERS & PACKAGING - 0.6%
4,347	Greif, Inc.	153,623
16,491	O-I Glass, Inc. ^	178,103
6,135	Silgan Holdings, Inc.	175,645
		507,371
	DESIGN, MANUFACTURING & DISTRIBUTION - 0.6%
5,589	Benchmark Electronics, Inc. ^	151,909
2,967	Fabrinet* ^	163,541
2,484	Plexus Corp.* ^	164,813
		480,263

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Shares		Value
	DISTRIBUTORS - CONSUMER STAPLES - 0.3%
7,521	Andersons, Inc. ^	$138,161
2,070	Calavo Growers, Inc. ^	149,972
		288,133
	DISTRIBUTORS - DISCRETIONARY - 0.5%
2,208	ePlus, Inc.*	167,278
5,934	G-III Apparel Group Ltd. * ^	132,684
2,829	Insight Enterprises, Inc.*	155,850
		455,812
	ELECTRICAL EQUIPMENT - 2.1%
3,792	AAON, Inc.	208,598
2,760	Advanced Energy Industries, Inc. * ^	164,151
2,967	Badger Meter, Inc. ^	178,643
3,591	Belden, Inc. ^	143,389
3,105	FARO Technologies, Inc.*	177,730
1,932	Generac Holdings, Inc. *	198,977
2,418	Itron, Inc. *	183,381
1,863	OSI Systems, Inc. *	151,406
3,795	SPX Corp.	159,124
1,932	Watts Water Technologies, Inc.	181,434
		1,746,833
	ENGINEERING & CONSTRUCTION SERVICES - 1.6%
3,864	Comfort Systems USA, Inc.	163,138
4,071	Dycom Industries, Inc. *	120,339
2,760	Exponent, Inc.	203,274
6,900	Granite Construction, Inc. ^	140,208
2,760	Installed Building Products, Inc.*	182,298
6,279	KBR, Inc.	163,003
2,895	MasTec, Inc. * ^	142,087
1,935	TopBuild Corp. *	195,435
		1,309,782
	FOREST & PAPER PRODUCTS - 0.2%
2,691	Neenah Paper, Inc.	155,459

	GAMING, LODGING & RESTAURANTS - 1.5%
4,899	Cheesecake Factory, Inc. ^	174,551
2,346	Dine Brands Global, Inc. ^	192,020
12,678	Extended Stay America, Inc.	139,204
2,484	Jack in the Box, Inc. ^	171,048
3,036	Papa John’s International, Inc.	174,904
3,174	Shake Shack, Inc.*	188,663
2,208	Wingstop, Inc. ^	186,466
		1,226,856
	HARDWARE - 3.2%
21,663	3D Systems Corp. * ^	198,433
3,105	Cubic Corp.	169,036
29,532	Fitbit, Inc. *	188,709

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Shares		Value
	HARDWARE (continued) - 3.2%
3,375	InterDigital, Inc.	$178,504
8,970	Knowles Corp. * ^	149,081
2,484	Lumentum Holdings, Inc. *	193,305
2,622	Mercury Systems, Inc.*	192,612
5,589	NCR Corp.*	140,843
7,935	NetGear, Inc. * ^	149,733
7,716	NetScout Systems, Inc. *	198,301
48,093	Pitney Bowes, Inc. ^	164,478
7,176	Plantronics, Inc. ^	98,526
6,694	Super Micro Computer, Inc. *	169,894
12,972	TTM Technologies, Inc.*	168,506
12,408	Viavi Solutions, Inc. *	163,662
4,278	Vicor Corp.*	184,981
		2,708,604
	HEALTHCARE FACILITIES - SERVICES - 1.9%
5,577	Acadia Healthcare Co., Inc. * ^	165,079
27,324	Brookdale Senior Living, Inc. * ^	179,519
4,209	Ensign Group, Inc.	187,301
1,521	LHC Group, Inc.*	184,741
2,484	Magellan Health, Inc. *	149,065
6,969	MEDNAX, Inc.*	119,100
8,556	Select Medical Holdings Corp. * ^	204,831
4,968	Tenet Healthcare Corp. *	130,559
9,660	Tivity Health, Inc. *	122,392
1,725	US Physical Therapy, Inc.	179,780
		1,622,367
	HOME & OFFICE PRODUCTS - 2.9%
1,863	American Woodmark Corp.*	156,064
2,070	Armstrong World Industries, Inc.	207,311
966	Cavco Industries, Inc.*	194,862
4,416	Herman Miller, Inc.	151,204
5,250	HNI Corp.	172,358
3,864	iRobot Corp.* ^	185,433
5,799	KB Home	188,989
2,760	LGI Homes, Inc.*	207,966
5,037	MDC Holdings, Inc. ^	198,156
3,036	Meritage Homes Corp.*	192,665
8,763	Taylor Morrison Home Corp.*	197,343
2,139	Tempur Sealy International, Inc.*	159,890
12,282	TRI Pointe Group, Inc.*	188,283
22,011	Tupperware Brands Corp.	62,731
		2,463,255
	INDUSTRIAL SERVICES - 0.8%
2,208	Anixter International, Inc. *	215,302
2,898	Applied Industrial Technologies, Inc.	170,953
3,036	Kaman Corp. ^	168,377
3,200	WESCO International, Inc. *	129,824
		684,456

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Shares		Value
	INSTITUTIONAL FINANCIAL SERVICES - 0.3%
4,005	Houlihan Lokey, Inc.	$205,136

	INSURANCE - 3.2%
6,417	American Equity Investment Life Holding Co.	162,222
2,754	Amerisafe, Inc. ^	179,478
2,898	Argo Group International Holdings Ltd.	163,041
10,350	CNO Financial Group, Inc.	165,807
2,001	eHealth, Inc.*	234,817
4,485	Employers Holdings, Inc. ^	172,852
3,312	FBL Financial Group	158,181
41,052	Genworth Financial, Inc.*	160,103
4,347	Horace Mann Educators Corp.	169,229
4,002	Mercury General Corp.	173,327
8,487	National General Holdings Corp.	165,242
5,244	ProAssurance Corp.	142,375
2,139	RLI Corp. ^	171,933
2,001	Safety Insurance Group, Inc.	157,559
4,347	United Fire Group, Inc.	166,664
6,411	Universal Insurance Holdings, Inc. ^	132,644
		2,675,474
	IRON & STEEL - 0.9%
9,384	Allegheny Technologies, Inc. ^	160,373
3,933	Carpenter Technology Corp. ^	144,538
24,108	Cleveland-Cliffs, Inc. * ^	140,067
8,901	Commercial Metals Co. ^	162,532
4,485	Worthington Industries, Inc.	142,623
		750,133
	LEISURE PRODUCTS - 0.8%
9,609	Callaway Golf Co. ^	163,161
2,901	Fox Factory Holding Corp.*	183,923
2,622	Thor Industries, Inc. ^	197,725
2,277	Winnebago Industries, Inc.	118,154
		662,963
	MACHINERY - 2.9%
1,515	Alamo Group, Inc.	167,817
2,484	Albany International Corp.	159,150
7,468	Enerpac Tool Group Corp.	159,591
5,715	Federal Signal Corp.	165,735
3,381	Franklin Electric Co., Inc.	174,764
6,012	Hillenbrand, Inc.	140,681
1,797	John Bean Technologies Corp.	174,057
5,175	Kennametal, Inc. ^	143,865
16,929	Mueller Water Products, Inc.	185,373
2,208	Regal Beloit Corp.	171,429
5,865	Rexnord Corp. *	171,023
3,933	SPX Flow, Inc.*	144,656
2,556	Tennant Co.	182,856
6,348	Terex Corp.	139,719
12,075	Welbilt, Inc. *	159,632
		2,440,348

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Shares		Value
	MANUFACTURED GOODS - 2.0%
4,071	AZZ, Inc.	$150,179
2,967	Chart Industries, Inc.*	168,882
2,898	EnPro Industries, Inc.	156,347
3,795	Gibraltar Industries, Inc. * ^	192,293
6,354	Mueller Industries, Inc.	177,785
1,932	Proto Labs, Inc. *	169,320
5,301	Raven Industries, Inc.	152,192
1,242	RBC Bearings, Inc. *	212,618
3,448	Timken Co.	154,608
1,311	Valmont Industries, Inc.	152,364
		1,686,588
	MEDIA - 0.9%
72,381	Clear Channel Outdoor Holdings, Inc.*	149,829
12,558	EW Scripps Co. ^	149,440
4,002	John Wiley & Sons, Inc.	148,834
2,277	Stamps.com, Inc. * ^	321,307
		769,410
	MEDICAL EQUIPMENT & DEVICES - 2.9%
5,934	Avanos Medical, Inc. * ^	192,321
4,425	BioTelemetry, Inc.*	189,036
2,760	Cantel Medical Corp.	174,156
7,452	CryoLife, Inc.	190,995
2,691	Inogen, Inc. *	123,194
2,343	Integer Holdings Corp.* ^	211,268
8,196	Luminex Corp. ^	202,933
5,856	Merit Medical Systems, Inc. *	210,875
7,038	Myriad Genetics, Inc. *	124,010
5,862	Natus Medical, Inc. *	157,571
2,829	Neogen Corp. * ^	171,862
2,484	NuVasive, Inc. *	163,472
2,070	Repligen Corp.*	177,192
6,408	Varex Imaging Corp. *	148,794
		2,437,679
	METALS & MINING - 0.9%
3,171	Compass Minerals International, Inc.	172,978
3,237	Encore Wire Corp.	158,516
8,418	Harsco Corp.	100,932
64,446	Hecla Mining Co. ^	170,137
1,725	Kaiser Aluminum Corp.	163,099
		765,662
	OIL, GAS & COAL - 4.8%
17,802	Alliance Resource Partners LP	119,985
19,941	Archrock, Inc.	140,584
78,414	Callon Petroleum Co. * ^	178,000
6,348	Crestwood Equity Partners LP	132,292
31,533	Diamond Offshore Drilling, Inc. ^	96,176

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Shares		Value
	OIL, GAS & COAL (continued) - 4.8%
4,071	Dril-Quip, Inc. *	$145,009
28,221	Enerplus Corp.	122,479
32,154	EnLink Midstream LLC	122,507
35,913	Frank’s International NV	140,779
63,204	Gulfport Energy Corp. *	51,802
20,493	Helix Energy Solutions Group, Inc *	137,508
8,694	Holly Energy Partners LP	180,314
35,121	Kosmos Energy Ltd.	107,119
14,154	MRC Global, Inc. *	123,140
1,587	Murphy USA, Inc. * ^	154,733
64,860	Nabors Industries Ltd.	114,154
17,526	NGL Energy Partners LP	143,012
16,905	NOW, Inc. * ^	149,271
64,239	Oasis Petroleum, Inc. *	105,031
12,894	Oceaneering International, Inc.	135,903
11,937	Oil States International, Inc.*	94,422
18,822	Patterson-UTI Energy, Inc.	107,850
7,383	PDC Energy, Inc.*	140,498
46,782	QEP Resources, Inc.	105,260
18,216	SM Energy Co. ^	119,679
84,042	Southwestern Energy Co.* ^	119,340
6,348	Sunoco LP	171,586
33,534	US Silica Holdings, Inc.	153,921
37,260	Valaris PLC* ^	137,489
7,728	Viper Energy Partners LP	137,790
28,221	Whiting Petroleum Corp. * ^	52,209
4,359	World Fuel Services Corp.	123,273
		4,063,115
	PASSENGER TRANSPORTATION - 0.5%
1,104	Allegiant Travel Co.	149,636
6,705	Hawaiian Holdings, Inc. ^	140,000
2,967	SkyWest, Inc.	134,702
		424,338
	REAL ESTATE - 7.9%
7,383	Acadia Realty Trust	168,628
2,829	Agree Realty Corp.	203,179
9,315	Alexander & Baldwin, Inc.	175,122
4,278	American Assets Trust, Inc.	177,323
12,207	Brandywine Realty Trust	165,771
9,384	CareTrust REIT, Inc.	195,844
9,384	Columbia Property Trust, Inc.	176,982
10,749	CoreCivic, Inc.	159,193
6,077	Corporate Office Properties Trust	153,991
17,832	DiamondRock Hospitality Co.	162,628
24,012	Diversified Healthcare Trust	151,035
6,969	Four Corners Property Trust, Inc.	199,941

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Shares		Value
	REAL ESTATE (continued) - 7.9%
11,730	GEO Group, Inc.	$171,727
5,790	Getty Realty Corp.	164,089
13,662	Independence Realty Trust, Inc.	181,158
10,281	Kite Realty Group Trust	166,038
17,574	Lexington Realty Trust	182,242
4,347	LTC Properties, Inc.	194,876
8,559	Mack-Cali Realty Corp.	162,450
6,216	Office Properties Income Trust	181,072
7,245	Outfront Media, Inc.	190,833
10,350	Physicians Realty Trust	195,201
8,910	Piedmont Office Realty Trust, Inc.	192,367
4,416	PotlatchDeltic Corp.	162,244
3,657	QTS Realty Trust, Inc.	205,414
11,178	Retail Opportunity Investments Corp.	167,670
4,134	Rexford Industrial Realty, Inc.	193,347
10,551	RLJ Lodging Trust	139,379
3,726	Saul Centers, Inc.	160,255
6,069	STAG Industrial, Inc.	169,811
15,748	Summit Hotel Properties, Inc.	145,984
12,972	Tanger Factory Outlet Centers, Inc. ^	155,405
6,348	Taubman Centers, Inc.	330,477
23,676	Uniti Group, Inc.	231,078
10,212	Urban Edge Properties	165,434
6,696	Washington Real Estate Investment Trust	179,788
8,544	Xenia Hotels & Resorts, Inc.	127,818
		6,605,794
	RECREATION FACILITIES & SERVICES - 0.2%
5,865	SeaWorld Entertainment, Inc.	159,587

	RENEWABLE ENERGY - 0.2%
2,553	EnerSys	157,214

	RETAIL - CONSUMER STAPLES - 0.7%
6,693	Big Lots, Inc.	105,816
2,550	PriceSmart, Inc.	142,010
9,510	Sprouts Farmers Market, Inc. * ^	151,970
4,755	Weis Markets, Inc. ^	177,124
		576,920
	RETAIL - DISCRETIONARY - 2.9%
1,656	Asbury Automotive Group, Inc.* ^	146,788
7,728	Builders FirstSource, Inc. *	175,503
7,920	Caleres, Inc.	91,318
3,036	Children’s Place, Inc. ^	174,874
12,213	Designer Brands, Inc.	164,998
4,071	Dicks Sporting Goods, Inc. ^	148,225
2,691	Dillard’s, Inc. ^	151,476

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Shares		Value
	RETAIL - DISCRETIONARY (continued) - 2.9%
1,863	Group 1 Automotive, Inc. ^	$158,783
6,210	La-Z Boy, Inc. ^	177,917
1,242	Lithia Motors, Inc.	147,997
31,326	Michaels Cos., Inc.*	134,389
2,343	Monro, Inc.	131,489
95,703	Party City Holdco, Inc. *	190,449
897	RH * ^	162,716
10,833	Sally Beauty Holdings, Inc. * ^	134,763
3,933	Sleep Number Corp.* ^	173,249
		2,464,934
	SEMICONDUCTORS - 3.4%
14,697	Amkor Technology, Inc. * ^	153,363
4,770	Brooks Automation, Inc.	164,613
1,380	Cabot Microelectronics Corp.	192,206
2,415	Cirrus Logic, Inc. *	165,766
1,173	Coherent, Inc. * ^	150,977
3,657	Diodes, Inc.* ^	160,944
5,727	II-VI, Inc. *	170,035
2,622	Inphi Corp. *	195,759
7,536	Kulicke & Soffa Industries, Inc.	172,047
9,177	MaxLinear, Inc. *	141,876
2,001	Power Integrations, Inc. ^	174,187
13,713	Rambus, Inc. * ^	191,708
3,870	Semtech Corp. *	152,826
3,933	Silicon Motion Technology Corp. - ADR	146,386
2,829	Synaptics, Inc. *	186,855
9,108	Vishay Intertechnology, Inc.	170,319
10,626	Xperi Corp.	182,661
		2,872,528
	SOFTWARE - 4.3%
5,106	ACI Worldwide, Inc. *	142,304
19,734	Allscripts Healthcare Solutions, Inc. *	148,794
2,415	Blackbaud, Inc. ^	163,737
3,657	Bottomline Technologies de, Inc. *	161,932
10,680	Box, Inc. *	178,890
4,062	CommVault Systems, Inc. * ^	169,385
3,306	Cornerstone OnDemand, Inc. *	135,645
5,796	Ebix, Inc. ^	153,246
2,691	Envestnet, Inc. *	203,117
25,599	Evolent Health, Inc. *	236,535
11,799	FireEye, Inc. *	156,160
10,848	Inovalon Holdings, Inc. * ^	211,319
2,415	Manhattan Associates, Inc.*	162,674
1,311	MicroStrategy, Inc. *	177,195
12,420	NextGen Healthcare, Inc.* ^	162,454

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Shares		Value
	SOFTWARE (continued) - 4.3%
2,346	Omnicell, Inc. *	$191,128
4,476	Progress Software Corp.	166,910
2,277	Qualys, Inc. * ^	182,570
3,381	SPS commerce, Inc.*	177,840
22,665	TiVo Corp.	171,574
3,588	Verint Systems, Inc. * ^	196,909
		3,650,318
	SPECIALTY FINANCE - 3.3%
6,072	Aircastle Ltd.	193,393
10,281	Apollo Commercial Real Estate Finance, Inc.	166,552
4,554	Cardtronics PLC * ^	165,173
3,939	Deluxe Corp.	131,169
5,244	Encore Capital Group, Inc. *	194,867
4,752	Flagstar Bancorp, Inc.	151,494
2,349	GATX Corp. ^	168,024
8,280	Green Dot Corp. * ^	282,845
10,852	Invesco Mortgage Capital, Inc.	174,500
15,180	Mr. Cooper Group, Inc.*	194,759
3,243	Nelnet, Inc. ^	172,203
5,175	PRA Group, Inc. *	200,893
4,623	Stewart Information Services Corp.	167,260
2,967	Walker & Dunlop, Inc.	192,410
2,277	World Acceptance Corp.*	177,834
		2,733,376
	TECHNOLOGY SERVICES - 2.1%
4,554	CoreLogic, Inc.*	206,615
3,726	CSG Systems International, Inc.	164,875
2,832	ExlService Holdings, Inc. *	211,409
3,733	LiveRamp Holdings, Inc.* ^	132,297
2,415	ManTech International Corp.	180,884
8,979	NIC, Inc.	164,226
4,209	Perficient, Inc. *	172,443
5,175	Sykes Enterprises, Inc.*	163,944
5,106	TTEC Holdings, Inc.	191,117
4,278	Virtusa Corp.*	188,702
		1,776,512
	TELECOMMUNICATIONS - 1.4%
10,557	8x8, Inc. * ^	195,304
3,312	ATN International, Inc. ^	178,517
2,967	Cogen Communications Holdings, Inc.	216,620
7,797	Iridium Communications, Inc.* ^	211,065
7,728	Telephone & Data Systems, Inc.	155,642
25,875	Vonage Holdings Corp.*	231,840
		1,188,988
	TRANSPORTATION & LOGISTICS - 1.7%
2,901	Forward Air Corp.	171,188
9,315	Heartland Express, Inc.	166,831
3,939	Hub Group, Inc. * ^	182,100
8,616	Marten Transport Ltd.	168,356

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Shares		Value
	TRANSPORTATION & LOGISTICS (continued)- 1.7%
4,761	Matson, Inc.	$158,113
5,106	Mobile Mini, Inc. ^	199,083
2,139	Saia, Inc.*	186,756
5,313	Werner Enterprises, Inc. ^	178,516
		1,410,943
	TRANSPORTATION EQUIPMENT - 0.7%
6,075	Greenbrier Co., Inc.	147,197
6,342	Navistar International Corp.*	230,278
8,556	Trinity Industries, Inc.	174,114
		551,589
	UTILITIES - 3.3%
2,208	American States Water Co.	169,111
3,795	California Water Service Group	182,008
9,660	Clearway Energy, Inc.	203,246
2,757	El Paso Electric Co.	187,117
2,415	MGE Energy, Inc.	172,286
3,657	NextEra Energy Partners LP ^	210,899
2,616	Northwest Natural Gas Co.	172,054
2,691	NorthWestern Corp.	189,285
2,481	Ormat Technologies, Inc.	172,876
3,726	Otter Tail Corp.	181,121
7,107	Pattern Energy Group, Inc. ^	192,244
3,795	PNM Resources, Inc.	178,669
6,003	South Jersey Industries, Inc.	162,381
8,832	Suburban Propane Partners LP	172,842
12,696	TerraForm Power, Inc.	238,558
		2,784,697

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Shares		Value
	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 1.0%
2,349	Clean Harbors, Inc. *	$163,302
12,834	Covanta Holding Corp.	171,462
2,139	ESCO Technologies, Inc.	194,478
2,208	Tetra Tech, Inc.	178,561
3,381	US Ecology, Inc. ^	142,205
		850,008

	TOTAL COMMON STOCKS (Cost $91,592,088)	82,936,833

	COLLATERAL FOR SECURITIES LOANED - 18.8% ^^
	MONEY MARKET FUNDS - 18.8%
3,163,228	Fidelity Government Portfolio - Institutional Class, to yield 1.48% +	3,163,228
12,652,914	Goldman Sachs Financial Square Prime Obligations Fund - Institutional Class, to yield 1.67% +	12,652,914
	TOTAL MONEY MARKET FUNDS (Cost $15,816,142)	15,816,142

	TOTAL INVESTMENTS - 117.5% (Cost $107,408,230)	$98,752,975
	LIABILITIES IN EXCESS OF OTHER ASSETS - (17.5)%	(14,721,635)
	NET ASSETS - 100.0%	$84,031,340

*	Non-Income producing security.

^	All or a portion of this security is segregated as collateral for securities on loan as of February 29, 2020. The total value of securities on loan as of February 29, 2020 is $14,936,995.

^^	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as February 29, 2020 is $15,816,142.

+	Money market fund; interest rate reflects seven-day effective yield on February 29, 2020.

ADR - American Depositary Receipt

NV - Naamloze vennootschap

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Société anonyme

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Securities traded on a foreign exchange which has not closed by the Valuation Time or for which the official closing prices are not available at the time the NAV is determined will be valued using alternative market prices provided by a pricing service.

Securities Lending – Under an agreement (the “Securities Lending Agreement”) with the Brown Bothers Harriman & Co. (“BBH”), the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Fund’s security lending procedures. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 29, 2020 for the Fund’s assets and liabilities measured at fair value:

Inspire Small/Mid Cap Impact ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$82,936,833	$—	$—	$82,936,833
Money Market Funds	15,816,142	—	—	15,816,142
Total	$98,752,975	$—	$—	$98,752,975

The Fund did not hold any Level 3 securities during the period.

Aggregate Unrealized Appreciation and Depreciation – Tax Basis

	Unrealized	Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$108,133,676	$5,500,652	$(14,881,353)	$(9,380,701)

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 96.7%
	AEROSPACE & DEFENSE - 0.2%
20,000	Harris Corp.	3.832	4/27/2025	$22,048
100,000	L3 Technologies, Inc.	4.950	2/15/2021	102,127
100,000	L3 Technologies, Inc.	3.850	12/15/2026	106,211
				230,386
	APPAREL & TEXTILE PRODUCTS - 0.9%
1,012,000	VF Corp.	3.500	9/1/2021	1,041,934

	AUTO PARTS MANUFACTURING - 1.0%
1,012,000	Aptiv PLC	4.250	1/15/2026	1,138,369

	BANKS - 0.6%
631,000	People’s United Financial, Inc.	3.650	12/6/2022	659,705

	BIOTECHNOLOGY - 1.8%
943,000	Celgene Corp.	3.950	10/15/2020	956,940
876,000	Celgene Corp.	3.625	5/15/2024	937,567
125,000	Celgene Corp.	3.875	8/15/2025	135,639
				2,030,146
	CHEMICALS - 1.2%
250,000	LyondellBasell Industries NV	6.000	11/15/2021	266,240
275,000	LyondellBasell Industries NV	5.750	4/15/2024	315,557
801,000	PPG Industries, Inc.	3.600	11/15/2020	812,771
				1,394,568
	CONSUMER FINANCE - 0.9%
1,012,000	Fiserv, Inc.	3.500	10/1/2022	1,058,274

	CONSUMER SERVICES - 0.1%
58,000	Block Financial LLC	5.500	11/1/2022	62,825

	CONTAINERS & PACKAGING - 1.2%
275,000	International Paper Co.	3.650	6/15/2024	297,061
992,000	International Paper Co.	3.000	2/15/2027	1,065,709
				1,362,770
	DEPARTMENT STORES - 0.1%
100,000	Kohl’s Corp.	4.250	7/17/2025	108,186

	ELECTRICAL EQUIPMENT MANUFACTURING - 1.8%
897,000	Amphenol Corp.	4.000	2/1/2022	934,543
1,012,000	Roper Technologies, Inc.	3.800	12/15/2026	1,125,758
				2,060,301

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	EXPLORATION & PRODUCTION - 7.9%
988,000	Apache Corp.	4.375	10/15/2028	$1,040,560
999,000	ConocoPhillips Co.	2.400	12/15/2022	1,019,277
1,022,000	ConocoPhillips Co.	3.350	11/15/2024	1,096,585
100,000	EOG Resources, Inc.	2.450	4/1/2020	100,049
922,000	EOG Resources, Inc.	2.625	3/15/2023	949,473
539,000	EOG Resources, Inc.	4.150	1/15/2026	605,303
1,012,000	Noble Energy, Inc.	3.900	11/15/2024	1,077,352
1,012,000	Occidental Petroleum Corp.	4.100	2/1/2021	1,024,129
100,000	Occidental Petroleum Corp.	2.600	4/15/2022	101,850
1,022,000	Occidental Petroleum Corp.	2.700	2/15/2023	1,035,597
1,042,000	Occidental Petroleum Corp.	3.400	4/15/2026	1,066,980
				9,117,155
	FINANCIAL SERVICES - 4.1%
200,000	Brookfield Finance, Inc.	4.850	3/29/2029	237,999
1,012,000	Cboe Global Markets, Inc.	3.650	1/12/2027	1,124,422
1,012,000	Invesco Finance PLC	4.000	1/30/2024	1,107,694
1,009,000	Nasdaq, Inc.	3.850	6/1/2024	1,110,869
1,012,000	Nasdaq, Inc.	4.250	6/30/2026	1,109,765
				4,690,749
	FOOD & BEVERAGE - 2.3%
100,000	JM Smucker Co.	2.500	3/15/2020	100,008
1,012,000	JM Smucker Co.	3.500	10/15/2021	1,044,638
442,000	JM Smucker Co.	3.500	3/15/2025	480,150
899,000	Mead Johnson Nutrition Co.	4.125	11/15/2025	1,011,264
				2,636,060
	HEALTHCARE FACILITIES & SERVICES - 4.5%
874,000	AmerisourceBergen Corp.	3.500	11/15/2021	898,495
922,000	AmerisourceBergen Corp.	3.400	5/15/2024	980,884
1,012,000	AmerisourceBergen Corp.	3.250	3/1/2025	1,080,369
974,000	Express Scripts Holding Co.	3.900	2/15/2022	1,013,042
125,000	Express Scripts Holding Co.	4.500	2/25/2026	140,767
1,042,000	Express Scripts Holding Co.	3.400	3/1/2027	1,089,877
				5,203,434
	HOME IMPROVEMENT- 0.9%
1,012,000	Stanley Black & Decker, Inc.	3.400	12/1/2021	1,043,298

	INDUSTRIAL OTHER - 0.9%
1,012,000	Fluor Corp.	3.500	12/15/2024	980,943

	LIFE INSURANCE - 1.7%
1,012,000	Torchmark Corp.	4.550	9/15/2028	1,181,350
828,000	Unum Group	5.625	9/15/2020	845,465
				2,026,815

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	MACHINERY MANUFACTURING - 2.8%
1,012,000	Illinois Tool Works, Inc.	2.650	11/15/2026	$1,089,704
1,012,000	John Deere Capital Corp.	3.050	1/6/2028	1,110,617
922,000	Parker-Hannifin Corp.	3.300	11/21/2024	988,715
				3,189,036

	MEDICAL EQUIPMENT & DEVICES MANUFACTURING - 0.8%
895,000	Zimmer Biomet Holdings, Inc.	3.550	4/1/2025	961,524

	OIL & GAS SERVICES & EQUIPMENT - 2.1%
1,002,000	Baker Hughes	3.337	12/15/2027	1,053,552
1,022,000	Halliburton Co.	3.800	11/15/2025	1,121,825
228,000	National Oilwell Varco, Inc.	2.600	12/1/2022	232,193
				2,407,570
	PHARMACEUTICALS - 1.0%
1,012,000	Zoetis, Inc.	3.900	8/20/2028	1,158,152

	PIPELINE - 5.0%
140,000	Kinder Morgan Energy Partners LP	5.300	9/15/2020	142,549
696,000	Kinder Morgan Energy Partners LP	3.950	9/1/2022	729,282
39,000	Kinder Morgan Energy Partners LP	4.300	5/1/2024	42,293
125,000	Kinder Morgan, Inc.	4.300	6/1/2025	137,944
922,000	ONEOK Partners LP	4.900	3/15/2025	1,036,503
759,000	Williams Partners LP	5.250	3/15/2020	759,920
1,012,000	Williams Partners LP	3.350	8/15/2022	1,051,085
375,000	Williams Partners LP	4.300	3/4/2024	405,459
1,012,000	Williams Partners LP	3.900	1/15/2025	1,086,094
385,000	Williams Partners LP	4.000	9/15/2025	417,116
				5,808,245
	RAILROAD - 5.8%
630,000	Norfolk Southern Corp.	3.250	12/1/2021	647,367
1,012,000	Norfolk Southern Corp.	3.000	4/1/2022	1,040,524
117,000	Norfolk Southern Corp.	3.850	1/15/2024	126,846
1,012,000	Norfolk Southern Corp.	2.900	6/15/2026	1,083,769

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	RAILROAD (continued) - 5.8%
997,000	Union Pacific Corp.	4.000	2/1/2021	$1,012,487
1,012,000	Union Pacific Corp.	3.646	2/15/2024	1,091,753
195,000	Union Pacific Corp.	3.750	3/15/2024	210,843
125,000	Union Pacific Corp.	2.750	3/1/2026	131,341
183,000	Union Pacific Corp.	3.000	4/15/2027	196,007
1,012,000	Union Pacific Corp.	3.950	9/10/2028	1,153,552
				6,694,489
	REAL ESTATE - 16.1%
972,000	American Tower Corp.	3.125	1/15/2027	1,023,240
874,000	AvalonBay Communities, Inc.	2.950	9/15/2022	905,667
40,000	AvalonBay Communities, Inc.	2.850	3/15/2023	41,691
997,000	Boston Properties LP	4.125	5/15/2021	1,022,752
1,012,000	Boston Properties LP	2.750	10/1/2026	1,071,826
897,000	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849	4/15/2023	952,914
100,000	Crown Castle International Corp.	5.250	1/15/2023	109,780
809,000	ERP Operating LP	4.625	12/15/2021	849,217
812,000	ERP Operating LP	3.000	4/15/2023	848,192
1,012,000	Kimco Realty Corp.	3.400	11/1/2022	1,059,213
100,000	Kimco Realty Corp.	2.700	3/1/2024	103,157
897,000	Prologis LP	3.750	11/1/2025	976,907
897,000	Prologis LP	4.250	8/15/2023	996,210
884,000	Realty Income Corp.	3.000	1/15/2027	948,975
1,012,000	Simon Property Group LP	2.500	7/15/2021	1,024,564
230,000	Simon Property Group LP	2.750	2/1/2023	237,054
1,012,000	Simon Property Group LP	3.750	2/1/2024	1,089,659
897,000	Ventas Realty LP	3.750	5/1/2024	965,387
1,012,000	Ventas Realty LP	3.500	2/1/2025	1,080,332
10,000	Ventas Realty LP	4.125	1/15/2026	11,090
1,012,000	Ventas Realty LP	3.250	10/15/2026	1,086,848
897,000	Welltower, Inc.	4.500	1/15/2024	985,348
1,012,000	Welltower, Inc.	4.000	6/1/2025	1,118,053
				18,508,076
	REFINING & MARKETING - 2.7%
922,000	Marathon Petroleum Corp.	3.625	9/15/2024	982,380
997,000	Phillips 66	4.300	4/1/2022	1,049,555
1,012,000	Valero Energy Corp.	3.400	9/15/2026	1,081,468
				3,113,403

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	RETAIL - CONSUMER DISCRETIONARY - 11.0%
740,000	AutoZone, Inc.	4.000	11/15/2020	$747,192
150,000	AutoZone, Inc.	2.500	4/15/2021	151,904
922,000	AutoZone, Inc.	3.125	7/15/2023	968,250
972,000	AutoZone, Inc.	3.125	4/21/2026	1,040,049
1,012,000	AutoZone, Inc.	3.750	6/1/2027	1,127,532
974,000	Lowe’s Companies, Inc.	4.625	4/15/2020	976,130
1,012,000	Lowe’s Companies, Inc.	3.750	4/15/2021	1,031,390
1,012,000	Lowe’s Companies, Inc.	3.800	11/15/2021	1,049,124
897,000	Lowe’s Companies, Inc.	3.120	4/15/2022	923,447
1,012,000	Lowe’s Companies, Inc.	3.125	9/15/2024	1,079,745
145,000	Lowe’s Companies, Inc.	3.375	9/15/2025	157,802
992,000	Lowe’s Companies, Inc.	2.500	4/15/2026	1,026,979
1,265,000	Lowe’s Companies, Inc.	3.100	5/3/2027	1,365,846
1,012,000	O’Reilly Automotive, Inc.	4.875	1/14/2021	1,031,909
				12,677,299
	RETAIL - CONSUMER STAPLES - 3.7%
1,012,000	Sysco Corp.	2.600	6/12/2022	1,039,296
897,000	Sysco Corp.	3.750	10/1/2025	999,109
1,017,000	Sysco Corp.	3.300	7/15/2026	1,106,803
1,012,000	Sysco Corp.	3.250	7/15/2027	1,104,802
				4,250,010
	SEMICONDUCTORS - 3.1%
1,012,000	Analog Devices, Inc.	3.900	12/15/2025	1,123,236
1,265,000	Broadcom Corp.	3.875	1/15/2027	1,323,139
1,012,000	Lam Research Corp.	3.800	3/15/2025	1,114,386
				3,560,761
	UTILITIES - 10.5%
736,000	CenterPoint Energy Resources Corp.	4.500	1/15/2021	747,577
888,000	Consolidated Edison Co.	4.000	12/1/2028	1,035,986
1,100,000	Dominion Energy, Inc.	2.579	7/1/2020	1,101,965
922,000	Dominion Energy, Inc.	3.900	10/1/2025	1,018,851
70,000	Kentucky Utilities Co.	3.300	10/1/2025	75,824
1,012,000	NiSource Finance Corp.	3.490	5/15/2027	1,103,440
974,000	NSTAR Electric Co.	2.375	10/15/2022	1,000,622
1,012,000	PPL Capital Funding, Inc.	4.200	6/15/2022	1,064,588
1,012,000	PPL Capital Funding, Inc.	3.500	12/1/2022	1,057,933
782,000	PPL Electric Utilities Corp.	3.000	9/15/2021	799,050
10,000	PPL Electric Utilities Corp.	2.500	9/1/2022	10,250
1,012,000	Public Service Co of Colorado	3.200	11/15/2020	1,015,396

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	UTILITIES (continued) - 10.5%
1,012,000	Virginia Electric & Power Co.	2.750	3/15/2023	$1,044,855
922,000	WEC Energy Group, Inc.	3.550	6/15/2025	1,004,969
				12,081,306

	TOTAL CORPORATE BONDS (Cost $107,465,262)			111,255,789

	TOTAL INVESTMENTS - 96.7% (Cost - $107,465,262)			$111,255,789
	OTHER ASSETS LESS LIABILITIES - 3.3%			3,807,502
	NET ASSETS - 100.0%			$115,063,291

NV - Naamloze vennootschap

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

SA - Société Anonyme

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Securities traded on a foreign exchange which has not closed by the Valuation Time or for which the official closing prices are not available at the time the NAV is determined will be valued using alternative market prices provided by a pricing service.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 29, 2020 for the Fund’s assets and liabilities measured at fair value:

Inspire Corporate Bond Impact ETF
Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$111,255,789	$—	$111,255,789
Total	$—	$111,255,789	$—	$111,255,789

The Fund did not hold any Level 3 securities during the period.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$107,465,262	$3,825,980	$(35,453)	$3,790,527

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2020

Shares		Value
	COMMON STOCKS - 98.6%
	AEROSPACE & DEFENSE - 1.3%
5,040	Harris Corp.	$996,559

	AUTOMOTIVE - 3.2%
5,488	Aptiv PLC	428,668
3,136	Tesla, Inc. *	2,094,817
		2,523,485
	BANKING - 0.3%
1,064	SVB Financial Group *	221,482

	BIOTECHNOLOGY & PHARMACEUTICAL - 5.0%
4,704	Alexion Pharmaceuticals, Inc. *	442,317
2,352	Regeneron Pharmaceuticals, Inc. *	1,045,629
5,040	Vertex Pharmaceuticals, Inc. *	1,129,111
10,640	Zoetis, Inc.	1,417,567
		4,034,624
	CHEMICALS - 0.3%
2,296	International Flavors & Fragrances, Inc. ^	275,015

	COMMERCIAL SERVICES - 2.2%
2,296	Cintas Corp.	612,435
6,496	Ecolab, Inc. ^	1,172,203
		1,784,638
	CONSTRUCTION MATERIALS - 0.9%
1,400	Martin Marietta Materials, Inc.	318,542
3,024	Vulcan Materials Co.	363,666
		682,208
	CONSUMER PRODUCTS - 0.6%
3,024	McCormick & Co., Inc. ^	442,079

	CONTAINERS & PACKAGING - 0.6%
8,400	International Paper Co.	310,464
5,656	WestRock Co.	188,062
		498,526
	DISTRIBUTORS - CONSUMER STAPLES - 0.9%
11,256	Sysco Corp.	750,212

	ELECTRICAL EQUIPMENT - 8.6%
4,928	AMETEK, Inc.	423,808
6,384	Amphenol Corp. ^	585,285
8,736	Eaton Corp PLC	792,530

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Shares		Value
	ELECTRICAL EQUIPMENT (continued) - 8.6%
13,160	Emerson Electric Co.	$843,688
7,336	Fortive Corp. ^	507,358
15,232	Honeywell International, Inc. ^	2,470,173
17,528	Johnson Controls International PLC	640,999
7,560	TE Connectivity Ltd.	626,497
		6,890,338
	HARDWARE - 1.6%
3,920	Garmin Ltd.	346,489
4,872	NetApp, Inc. ^	227,620
5,432	Seagate Technology PLC	260,464
7,448	Western Digital Corp.	413,811
		1,248,384
	HEALTHCARE FACILITIES & SERVICES - 2.0%
4,480	AmerisourceBergen Corp.	377,754
7,672	Centene Corp. *	406,769
3,304	Henry Schein, Inc. * ^	201,346
4,424	IQVIA Holdings, Inc. *	617,104
		1,602,973
	HOME & OFFICE PRODUCTS - 0.6%
3,304	Stanley Black & Decker, Inc.	474,785

	INDUSTRIAL SERVICES - 0.2%
1,512	United Rentals, Inc. *	200,310

	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
3,640	Nasdaq, Inc.	373,282

	INSURANCE - 0.9%
16,296	Aflac, Inc.	698,284

	IRON & STEEL - 0.3%
6,608	Nucor Corp.	273,241

	MACHINERY - 6.0%
11,648	Caterpillar, Inc.	1,447,148
6,888	Deere & Co. ^	1,077,834
3,024	Dover Corp.	310,686
6,608	Illinois Tool Works, Inc.	1,108,690
2,800	Parker-Hannifin Corp.	517,356
4,032	Xylem, Inc. ^	311,835
		4,773,549

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Shares		Value
	MEDICAL EQUIPMENT & DEVICES - 6.1%
6,832	Agilent Technologies, Inc.	$526,542
1,400	Align Technology, Inc. *	305,690
17,808	Danaher Corp.	2,574,681
3,360	Illumina, Inc. *	892,651
4,480	Zimmer Biomet Holdings, Inc.	609,952
		4,909,516
	METALS & MINING - 1.0%
17,304	Newmont Goldcorp Corp.	772,278

	OIL, GAS & COAL - 4.2%
5,824	Cheniere Energy, Inc. *	298,713
25,200	ConocoPhillips	1,220,184
19,320	Halliburton Co.	327,667
3,976	Pioneer Natural Resources Co.	488,173
30,968	Schlumberger Ltd.	838,923
11,872	TechnipFMC PLC	176,180
		3,349,840
	REAL ESTATE - 9.8%
10,136	American Tower Corp.	2,298,845
9,184	Crown Castle International Corp.	1,315,975
1,904	Equinix, Inc.	1,090,611
8,120	Equity Residential	609,812
13,832	Prologis, Inc.	1,165,761
6,776	Realty Income Corp.	490,515
6,832	Simon Property Group, Inc.	840,883
		7,812,402
	RETAIL - DISCRETIONARY - 2.3%
17,024	Lowe’s Cos, Inc.	1,814,248

	SEMICONDUCTORS - 10.1%
21,448	Advanced Micro Devices, Inc. *	975,455
8,624	Analog Devices, Inc. ^	940,447
18,816	Applied Materials, Inc.	1,093,586
23,296	Micron Technology, Inc. *	1,224,438
12,544	NVIDIA Corp.	3,387,758
5,992	Xilinx, Inc.	500,272
		8,121,956
	SOFTWARE - 2.6%
2,632	Citrix Systems, Inc.	272,122
2,016	Palo Alto Networks, Inc. *	372,194
3,416	Synopsys, Inc. *	471,169
5,656	Workday, Inc. * ^	979,902
		2,095,387
	SPECIALTY FINANCE - 2.0%
15,064	Fiserv, Inc. *	1,647,399

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Shares		Value
	TECHNOLOGY SERVICES - 5.1%
4,480	Accenture PLC	$809,043
12,264	Cognizant Technology Solutions Corp.	747,246
2,856	Equifax, Inc.	405,666
1,904	Gartner, Inc. *	246,358
8,680	IHS Markit Ltd.*	618,363
8,064	Paychex, Inc.	624,799
3,976	Verisk Analytics, Inc.	616,717
		4,068,192
	TRANSPORTATION & LOGISTICS - 4.9%
17,472	CSX Corp. ^	1,230,902
2,240	JB Hunt Transport Services, Inc.	216,026
15,344	Union Pacific Corp. ^	2,452,125
		3,899,053
	TRANSPORTATION EQUIPMENT - 0.6%
7,224	PACCAR, Inc.	483,286

	UTILITIES - 11.8%
5,264	Alliant Energy Corp.	274,360
10,808	American Electric Power Co., Inc.	964,722
4,032	American Water Works Co., Inc.	498,597
10,976	CenterPoint Energy, Inc.	252,667
7,448	Consolidated Edison, Inc.	587,051
17,920	Dominion Energy, Inc. ^	1,400,986
4,200	DTE Energy Co.	469,014
4,312	Entergy Corp.	504,116
7,392	Eversource Energy	639,112
10,528	NextEra Energy, Inc.	2,661,057
11,144	Public Service Enterprise Group, Inc.	571,799
7,000	WEC Energy Group, Inc.	646,310
		9,469,791
	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 2.1%
7,056	Republic Services, Inc.	636,874
9,800	Waste Management, Inc.	1,085,938
		1,722,812

	TOTAL COMMON STOCKS (Cost $75,381,602)	78,910,134

	COLLATERAL FOR SECURITIES LOANED - 9.3% ^^
	MONEY MARKET FUNDS - 9.3%
1,494,521	Fidelity Government Portfolio - Institutional Class, to yield 1.48% +	1,494,521
5,978,084	Goldman Sachs Financial Square Prime Obligations Fund - Institutional Class, to yield 1.67% +	5,978,084
	TOTAL MONEY MARKET FUNDS (Cost $7,472,605)	7,472,605

	TOTAL INVESTMENTS - 107.9% (Cost $82,854,207)	$86,382,739
	LIABILITIES IN EXCESS OF OTHER ASSETS - 7.9%	(6,385,921)
	NET ASSETS - 100.0%	$79,996,818

*	Non-Income producing security.

^	All or a portion of this security is segregated as collateral for securities on loan as of February 29, 2020. The total value of securities on loan as of February 29, 2020 is $7,321,471.

^^	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as February 29, 2020 is $7,472,605.

AB - Aktiebolag

ADR - American Depository Receipt

AG - ktiengesellschaft

NV - Naamloze vennootschap

OYJ - Osakeyhtiö

+	Money market fund; interest rate reflects seven-day effective yield on February 29, 2020.

PLC - Public Limited Company

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Securities traded on a foreign exchange which has not closed by the Valuation Time or for which the official closing prices are not available at the time the NAV is determined will be valued using alternative market prices provided by a pricing service.

Securities Lending - Under an agreement (the “Securities Lending Agreement”) with the Brown Bothers Harriman & Co. (“BBH”), the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Fund’s security lending procedures. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 29, 2020 for the Fund’s assets and liabilities measured at fair value:

Inspire 100 ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$78,910,134	$—	$—	$78,910,134
Money Market Funds	7,472,605	—	—	7,472,605
Total	$86,382,739	$—	$—	$86,382,739

The Fund did not hold any Level 3 securities during the period.

Aggregate Unrealized Appreciation and Depreciation – Tax Basis

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$83,484,549	$7,120,167	$(4,221,977)	$2,898,190

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2020

Shares		Value
	COMMON STOCKS - 84.4%
	APPAREL & TEXTILE PRODUCTS - 1.8%
7,260	Capri Holdings Ltd. *	$187,453
3,480	Cie Financiere Richemont SA	235,128
990	Swatch Group AG	226,955
		649,536
	ASSET MANAGEMENT - 2.0%
2,601	Groupe Bruxelles Lambert SA	233,937
86,700	Melrose Industries PLC	231,894
300	Partners Group Holding AG	257,555
		723,386
	AUTOMOTIVE - 1.9%
2,250	Cie Generale des Etablissements Michelin	237,858
9,540	Nokian Renkaat OYJ	247,100
7,755	Valeo SA	194,051
		679,009
	BANKING - 8.2%
33,630	Bank Hapoalim BM	262,671
38,250	Bank Leumi Le-Israel	248,251
45,210	Commerzbank AG *	258,783
4,860	Commonwealth Bank of Australia	256,256
18,870	Credit Agricole SA	224,067
17,238	Danske Bank A/S	265,165
47,010	Investec PLC	235,440
3,660	KBC Group NV	241,300
2,802	Macquarie Group Ltd.	243,583
2,670	mBank SA *	201,806
83,978	Metropolitan Bank & Trust Co.	92,339
62,250	Natixis SA	250,744
10,737	Raiffeisen Bank International AG *	220,254
		3,000,659
	CHEMICALS - 6.6%
925,767	AKR Corporindo Tbk PT	170,990
2,670	AKZO Nobel NV	211,606
2,550	Arkema SA	238,257
5,031	Brenntag AG	223,318
4,080	Croda International PLC	237,327
90	Givaudan SA	279,498
6,690	Imerys SA	257,790
57,450	Israel Chemicals Ltd.	212,759
6,810	Johnson Matthey PLC	218,417
21,960	K+S AG	178,261
2,880	LyondellBasell Industries NV	205,805
		2,434,028

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Shares		Value
	COMMERCIAL SERVICES - 3.3%
10,227	Bureau Veritas SA	$247,706
5,250	Edenred	272,023
97,740	G4S PLC	213,669
3,588	Intertek Group PLC	241,522
4,470	Randstad Holding NV	229,349
		1,204,269
	CONSTRUCTION MATERIALS - 1.3%
13,800	James Hardie Industries PLC - ADR	251,178
4,959	LafargeHolcim Ltd.	229,058
		480,236
	CONSUMER PRODUCTS - 1.8%
8,040	Associated British Foods PLC	231,577
26,886	Orkla ASA	224,868
29,128	Pioneer Foods Group Ltd.	201,766
		658,211
	CONTAINERS & PACKAGING - 1.3%
24,960	AMCOR PLC - ADR	232,061
32,451	Brambles Ltd.	250,237
		482,298
	DISTRIBUTORS - CONSUMER STAPLES - 0.6%
9,687	Bunzl PLC	231,379

	ELECTRICAL EQUIPMENT - 4.7%
11,340	ABB Ltd.	243,799
2,190	Allegion PLC	251,828
2,880	Eaton Corp PLC	261,274
6,630	Johnson Controls International PLC	242,459
4,170	Kone OYJ	233,607
11,166	Prysmian SpA	262,232
1,080	Schindler Holding AG	239,331
		1,734,530
	ENGINEERING & CONSTRUCTION SERVICES - 2.0%
10,830	Boskalis Westminster	235,486
21,537	LendLease Group	244,810
2,490	Vinci SA	248,843
		729,139
	FOREST & PAPER PRODUCTS - 0.7%
7,860	UPM-Kymmene OYJ	239,416

	GAMING, LODGING, & RESTAURANTS - 0.6%
4,290	Whitbread PLC	213,376

	HARDWARE - 1.3%
4,590	Seagate Technology PLC	220,091
30,810	Telefonaktiebolaget LM Ericsson	243,681
		463,772

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Shares		Value
	HEALTHCARE FACILITIES & SERVICES - 0.6%
5,310	Ramsay Health Care Ltd.	$232,841

	HOME & OFFICE PRODUCTS - 1.4%
480	Geberit AG	237,533
7,980	Persimmon PLC	289,375
		526,908
	INDUSTRIAL SERVICES - 0.7%
20,550	Rexel SA	250,562

	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
2,721	London Stock Exchange Group PLC	263,307

	INSURANCE - 4.7%
66,138	Direct Line Insurance Group PLC	259,348
13,110	Gjensidige Forsikring ASA	261,597
50,130	Insurance Australia Group Ltd.	206,210
67,860	Legal & General Group PLC	225,362
30,180	QBE Insurance Group Ltd.	264,442
37,353	RSA Insurance Group PLC	247,525
6,270	Sampo OYJ	254,003
		1,718,487
	IRON & STEEL - 2.4%
9,338	Anglo American PLC	213,716
11,664	BHP GROUP PLC	211,319
36,030	Fortescue Metals Group Ltd.	234,162
4,620	Rio Tinto PLC	212,913
		872,110
	MACHINERY - 1.9%
10,590	Alfa Laval AB	236,047
17,400	IMI PLC	223,584
13,800	Sandvik AB	225,466
		685,097
	MEDIA - 1.3%
1,650	Naspers Ltd.	249,725
7,854	Trip.com Group Ltd. * - ADR	238,447
		488,172
	MEDICAL EQUIPMENT & DEVICES - 2.8%
2,190	Coloplast A/S	291,264
8,700	Demant A/S *	264,076
1,770	EssilorLuxottica SA	239,338
11,160	Smith & Nephew PLC	247,889
		1,042,567

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Shares		Value
	METALS & MINING - 3.7%
22,668	Antofagasta PLC	$217,733
10,353	Boliden AB	211,863
34,950	Fresnillo PLC	269,546
96,480	Grupo Mexico SAB de CV	226,671
13,440	Newcrest Mining Ltd.	227,901
74,070	Norsk Hydro ASA	208,483
		1,362,197
	OIL, GAS & COAL - 2.9%
2,289,898	Adaro Energy Tbk PT *	184,341
11,520	Caltex Australia Ltd.	242,880
17,520	Eni SpA	214,734
5,040	Koninklijke Vopak NV	238,886
12,870	TechnipFMC PLC	190,991
		1,071,832
	PASSENGER TRANSPORTATION - 1.2%
14,790	easyJet PLC	207,899
3,150	Ryanair Holdings PLC - ADR *	225,792
		433,691
	REAL ESTATE - 4.3%
6,523	Ayala Corp.	84,777
108,801	Ayala Land, Inc.	83,241
33,810	British Land Co. PLC	216,359
2,391	Covivio	252,134
28,680	Goodman Group	277,002
67,320	GPT Group	250,878
68,730	Hammerson PLC	183,128
21,630	Land Securities Group PLC	230,583
		1,578,102
	RENEWABLE ENERGY - 0.7%
2,730	Vestas Wind Systems A/S	260,594

	RETAIL - CONSUMER STAPLES - 2.0%
89,520	J Sainsbury PLC	223,828
103,680	Wm Morrison Supermarkets PLC	226,787
10,530	Woolworths Ltd.	263,422
		714,037
	RETAIL - DISCRETIONARY - 2.6%
95,160	Kingfisher PLC	230,151
96,990	Marks & Spencer Group PLC	196,234
2,940	Next PLC	228,395
6,330	Pandora A/S	282,578
		937,358

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Shares		Value
	SEMICONDUCTORS - 2.1%
930	ASML Holding NV	$253,449
2,100	NXP Semiconductors NV	238,749
9,990	STMicroelectronics NV - ADR	273,726
		765,924
	SOFTWARE - 1.5%
2,250	Atlassian Corp PLC *	326,160
27,690	Sage Group PLC	241,142
		567,302
	TECHNOLOGY SERVICES - 0.7%
8,040	Experian PLC	266,083

	TELECOMMUNICATIONS - 2.0%
6,570	China Telecom Corp. Ltd. - ADR	248,806
16,470	Eutelsat Communications SA	221,440
26,970	Mobile TeleSystems PJSC - ADR	261,609
		731,855
	TRANSPORTATION & LOGISTICS - 4.1%
1,389	Aeroports de Paris	204,145
33,900	Babcock International Group PLC	192,038
3,240	Fraport AG Frankfurt Airport Services	202,648
14,610	Grupo Aeroportuario del Sureste SAB de CV	241,883
1,659	Kuehne + Nagel International AG	240,893
89,880	Royal Mail PLC	186,499
16,020	Volvo AB	246,039
		1,514,145
	UTILITIES - 1.4%
97,381	Aboitiz Equity Ventures, Inc.	81,477
18,660	AGL Energy Ltd.	230,274
45,750	Origin Energy Ltd.	205,891
		517,642
	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 0.6%
5,940	Pentair PLC	233,977

	TOTAL COMMON STOCKS (Cost $34,080,824)	30,958,034

	TOTAL INVESTMENTS - 84.4% (Cost $34,080,824)	$30,958,034
	OTHER ASSETS LESS LIABILITIES - 15.6%	5,705,002
	NET ASSETS - 100.0%	$36,663,036

*	Non-Income producing security.

AB - Aktiebolag

ADR - American Depositary Receipt

AG - Aktiengesellschaft

ASA - Allmennaksjeselskap

A/S - Aktieselskab

NV - Naamloze vennootschap

OYJ - Osakeyhtiö

PJSC - Public joint stock company

PLC - Public Limited Company

PT - Perseroan Terbatas

SA - Société anonyme

SAB de CV - Sociedad Anonima Bursatil de Capital Variable

SpA - Societa per azioni

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Securities traded on a foreign exchange which has not closed by the Valuation Time or for which the official closing prices are not available at the time the NAV is determined will be valued using alternative market prices provided by a pricing service.

Securities Lending – Under an agreement (the “Securities Lending Agreement”) with the Brown Bothers Harriman & Co. (“BBH”), the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Fund’s security lending procedures. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 29, 2020 for the Fund’s assets and liabilities measured at fair value:

Inspire International ESG ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$30,958,034	$—	$—	$30,958,034
Total	$30,958,034	$—	$—	$30,958,034

The Fund did not hold any Level 3 securities during the period.

Aggregate Unrealized Appreciation and Depreciation – Tax Basis

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$34,089,906	$113,353	$(3,245,225)	$(3,131,872)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 4/28/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 4/28/20

By

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 4/28/20